Fair Value Measurements	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements

12.  FAIR VALUE MEASUREMENTS

The table below presents information regarding financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy reflecting the valuation techniques utilized to determine fair value.

	Fair Value Hierarchy
September 30, 2021	Level 1	Level 2	Level 3
Assets –cash & cash equivalents	$35,409,156	$—	$—
Assets –restricted cash	2,571,667	—	—
Total Assets	$37,980,823	$—	$—
Liabilities:
Common stock warrants	$—	$—	$148,129
Preferred stock warrants	—	—	504,117
Total Liabilities	$—	$—	$652,246

December 31, 2020	Level 1	Level 2	Level 3
Assets –cash & cash equivalents	$30,043,046	$—	$—
Total Assets	$30,043,046	$—	$—
Liabilities:
Common stock warrants	$—	$—	$49,863
Preferred stock warrants	—	—	2,072,536
Total Liabilities	$—	$—	$2,122,399

As of September 30, 2021 and December 31, 2020, the Company did not hold any Level 2 financial assets or liabilities that were measured at fair value on a recurring basis. There were no transfers between levels during the reporting periods. All significant Level 3 fair value hierarchy were recorded during the periods ended September 30, 2021 and December 31, 2020.

11.  FAIR VALUE MEASUREMENTS

Assets and liabilities measured at fair value during the year on a recurring basis consisted of the following as of December 31, 2020, 2019 and 2018:

	Fair Value Hierarchy
2020	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$30,043,046
Total assets	$30,043,046
Liabilities:
Common stock warrants			$49,863
Preferred stock warrants			2,072,536
Total liabilities			$2,122,399

2019	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$12,889,931
Total assets	$12,889,931
Liabilities:
Common stock warrants			$59,624
Preferred stock warrants			1,179,201
Total liabilities			$1,238,825

2018	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$56,596,509
Total Assets	$56,596,509
Liabilities:
Common Stock Warrants			$59,624
Preferred Stock Warrants			$1,357,868
Total Liabilities			$1,417,492

The Company measures the common stock warrants using Level 3 unobservable inputs within the Black- Scholes option-pricing model. The Company used various key assumptions, such as the fair value of common stock, volatility, and expected term. The Company monitors the fair value of the common stock warrants annually, with subsequent revisions reflected in the consolidated statements of operations.

The Company measures the preferred stock warrants using Level 3 unobservable inputs within the option pricing model. The Company used various key assumptions, such as the fair value of preferred stock, volatility, and expected term. The Company monitors the fair value of the preferred warrants annually, with subsequent revisions reflected in the consolidated statements of operations.

All significant Level 3 fair value measurements were recorded during the years ended December 31, 2020, 2019 and 2018.

Seven Oaks Acquisition Corp
Fair Value Measurements

Note 10 — Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2020

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$275,000,000	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$—	$—	$15,654,375
Derivative warrant liabilities - Private warrants	$—	$—	$6,760,880

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There was no transfer in or out of Level 3 measurements in the period from September 23 (inception) through December 31, 2020.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. Level 3 instruments are comprised of derivative warrant liabilities measured at fair value using a Binomial Lattice model and Black-Scholes.

The fair value of the Public Warrants issued in connection with the Public Offering have been measured at fair value using a Binomial Lattice model. The fair value of the warrants issued in the Private Placement were estimated using Black-Scholes.

The estimated fair value of the Private Placement Warrants and the Public Warrants is determined using Level 3 inputs. Inherent in a Binomial Lattice model and Black-Scholes are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of December 22, 2020	As of December 31, 2020
Volatility	19.5%	21.0%
Stock price	$9.50	$9.75
Expected life of the options to convert	5.33	5.33
Risk-free rate	0.55%	0.53%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities for the period from September 23, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at September 23, 2020 (inception)	$—
Issuance of Public and Private Warrants	18,525,000
Change in fair value of derivative warrant liabilities	3,890,255
Derivative warrant liabilities at December 31, 2020	$22,415,255

Note 9 — Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of September 30, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$258,804,731	$—	$—
Liabilities:
Derivative warrant liabilities - public warrants	$10,337,063	$—	$—
Derivative warrant liabilities - private warrants	—	$4,464,410	—

	Fair Value Measured as of December 31, 2020
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$258,749,858	$—	$—
Liabilities:
Derivative warrant liabilities - public warrants	$—	$—	$15,654,375
Derivative warrant liabilities - private warrants	—	—	$6,760,880

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. In the nine months ended September 30, 2021, the estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as the Public Warrants were separately listed and traded beginning in February 2021.

Level 1 assets include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

In the nine months ended September 30, 2021, the estimated fair value of the Private Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement, as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. As such, the Private Placement Warrants are classified as Level 2.

The change in the fair value of derivative warrant liabilities for three and nine months ended September 30, 2021, is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at January 1, 2021	$15,654,375	$6,760,880	$22,415,255
Change in fair value of derivative warrant liabilities	(3,881,250)	(1,676,250)	(5,557,500)
Derivative warrant liabilities at March 31, 2021	11,773,125	5,084,630	16,857,755
Change in fair value of derivative warrant liabilities	3,493,125	1,508,620	5,001,745
Derivative warrant liabilities at June 30, 2021	15,266,250	6,593,250	21,859,500
Change in fair value of derivative warrant liabilities	(4,929,187)	(2,128,840)	(7,058,027)
Derivative warrant liabilities at September 30, 2021	$10,337,063	$4,464,410	$14,801,473